Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table
The following table sets forth information concerning the compensation paid to our CEO and our other NEOs compared to Company performance for the years ended December 31, 2022, 2021, and 2020.

Year	Summary compensation table total for PEO – Saffire	Compensation actually paid to PEO – Saffire (1)	Average summary compensation table total for non-PEO NEOs (2)	Average compensation actually paid to non-PEO NEOs (1)	Value of initial fixed $100 investment based on total shareholder return	Value of initial fixed $100 investment based on peer group total shareholder return (3)	GAAP Net income	Core Funds from Operations (“Core FFO”) per share (4)

2022	$5,722,466	$179,076	$1,450,886	$298,631	$184.18	$99.67	$366,462,000	$6.51

2021	$5,168,691	$15,972,420	$1,697,214	$5,498,912	$276.84	$131.78	$252,175,000	$5.07

2020	$4,442,454	$6,640,403	$2,028,782	$2,871,613	$114.90	$92.00	$152,360,000	$3.97

(1)
Compensation Actually Paid is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column from the “Total” column of the Summary Compensation Table each year and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end for the reporting year (from the end of the prior year) in fair value (whether positive
or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards. The following tables reflect the adjustments made to the Summary Compensation Table total compensation to compute compensation actually paid for the PEO and average compensation actually paid for non-PEO
NEOs:

CEO – Joseph Saffire

Year	Summary compensation table total pay	Less: Summary Compensation Table Stock Awards	Plus: Value of New Unvested Awards as of 12/31	Plus: Annual Change in Value of Prior Years Awards that Remain Unvested	Plus: Value of New Vested Awards	Plus: Change in Value of Prior Years Awards that Vested During Year	Less: Value of Forfeited Prior Years Awards	Plus: Dividends on Unvested Awards/ Accrued Dividends	Compensation Actually Paid

2022	$5,722,466	$3,645,433	$4,948,443	($4,710,944)	-	($2,288,981)	-	$153,525	$179,076

2021	$5,168,691	$3,395,906	$5,136,425	$7,195,262	-	$1,754,822	-	$113,126	$15,972,420

2020	$4,442,454	$2,877,751	$4,370,605	$519,435	-	$109,015	-	$76,645	$6,640,403
Non-PEO
NEOs (Average)

Year	Summary compensation table total pay	Less: Summary Compensation Table Stock Awards	Plus: Value of New Unvested Awards as of 12/31	Plus: Annual Change in Value of Prior Years Awards that Remain Unvested	Plus: Value of New Vested Awards	Plus: Change in Value of Prior Years Awards that Vested During Year	Less: Value of Forfeited Prior Years Awards	Plus: Dividends on Unvested Awards/ Accrued Dividends	Compensation Actually Paid

2022	$1,450,886	$303,803	$412,370	($867,564)	-	($439,683)	-	$46,425	$298,631

2021	$1,697,214	$522,429	$794,315	$2,044,588	-	$1,444,308	-	$40,916	$5,498,912

2020	$2,028,782	$893,079	$1,356,373	$242,102	-	$98,747	-	$38,688	$2,871,613

(2)	Non-PEO NEOs for each year consist of Mr. Andrew Gregoire (2020-2022), Mr. David Dodman (2022), and Mr. Ed Killeen (2020-2021).

(3)
The peer group utilized is the National Association of Real Estate Investment Trusts (NAREIT) Equity Index, assuming a $100 investment at the closing price on December 31, 2019 with dividends reinvested.

(4)	Refer to Appendix A for information regarding Core FFO per share, including a reconciliation to GAAP diluted earnings per share.

Company Selected Measure Name	Core FFO per share
Named Executive Officers, Footnote [Text Block]	Non-PEO NEOs for each year consist of Mr. Andrew Gregoire (2020-2022), Mr. David Dodman (2022), and Mr. Ed Killeen (2020-2021).
Peer Group Issuers, Footnote [Text Block]	The peer group utilized is the National Association of Real Estate Investment Trusts (NAREIT) Equity Index, assuming a $100 investment at the closing price on December 31, 2019 with dividends reinvested.
PEO Total Compensation Amount	$ 5,722,466	$ 5,168,691	$ 4,442,454
PEO Actually Paid Compensation Amount	$ 179,076	15,972,420	6,640,403
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary compensation table total pay	Less: Summary Compensation Table Stock Awards	Plus: Value of New Unvested Awards as of 12/31	Plus: Annual Change in Value of Prior Years Awards that Remain Unvested	Plus: Value of New Vested Awards	Plus: Change in Value of Prior Years Awards that Vested During Year	Less: Value of Forfeited Prior Years Awards	Plus: Dividends on Unvested Awards/ Accrued Dividends	Compensation Actually Paid

2022	$5,722,466	$3,645,433	$4,948,443	($4,710,944)	-	($2,288,981)	-	$153,525	$179,076

2021	$5,168,691	$3,395,906	$5,136,425	$7,195,262	-	$1,754,822	-	$113,126	$15,972,420

2020	$4,442,454	$2,877,751	$4,370,605	$519,435	-	$109,015	-	$76,645	$6,640,403

Non-PEO NEO Average Total Compensation Amount	$ 1,450,886	1,697,214	2,028,782
Non-PEO NEO Average Compensation Actually Paid Amount	$ 298,631	5,498,912	2,871,613
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Non-PEO
NEOs (Average)

Year	Summary compensation table total pay	Less: Summary Compensation Table Stock Awards	Plus: Value of New Unvested Awards as of 12/31	Plus: Annual Change in Value of Prior Years Awards that Remain Unvested	Plus: Value of New Vested Awards	Plus: Change in Value of Prior Years Awards that Vested During Year	Less: Value of Forfeited Prior Years Awards	Plus: Dividends on Unvested Awards/ Accrued Dividends	Compensation Actually Paid

2022	$1,450,886	$303,803	$412,370	($867,564)	-	($439,683)	-	$46,425	$298,631

2021	$1,697,214	$522,429	$794,315	$2,044,588	-	$1,444,308	-	$40,916	$5,498,912

2020	$2,028,782	$893,079	$1,356,373	$242,102	-	$98,747	-	$38,688	$2,871,613

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
The most important financial performance measures used by the Company in setting pay-for-performance
compensation for the most recently completed fiscal year are described in the table below. The manner in which these measures, together with certain non-financial
performance measures, determined the amounts of incentive compensation paid to our NEOs is described above in the “Compensation Discussion and Analysis” section of this proxy statement.

Significant Financial Performance Measures

Core FFO Per Share Growth (versus projections)

Core FFO Per Share Growth (versus the Company’s Self-Storage REIT Competitors)

TSR Performance (versus the Company’s peers as identified by the Compensation and Human Capital Committee)

Total Shareholder Return Amount	$ 184.18	276.84	114.9
Peer Group Total Shareholder Return Amount	99.67	131.78	92
Net Income (Loss)	$ 366,462,000	$ 252,175,000	$ 152,360,000
Company Selected Measure Amount	6.51	5.07	3.97
PEO Name	Joseph Saffire
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO Per Share Growth (versus projections)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO Per Share Growth (versus the Company’s Self-Storage REIT Competitors)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR Performance (versus the Company’s peers as identified by the Compensation and Human Capital Committee)
PEO [Member] | Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,645,433	$ 3,395,906	$ 2,877,751
PEO [Member] | Value of New Unvested Awards as of 1231 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,948,443	5,136,425	4,370,605
PEO [Member] | Annual Change in Value of Prior Years Awards that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,710,944)	7,195,262	519,435
PEO [Member] | Value of New Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Value of Prior Years Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,288,981)	1,754,822	109,015
PEO [Member] | Value of Forfeited Prior Years Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends on Unvested Awards Accrued Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	153,525	113,126	76,645
Non-PEO NEO [Member] | Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	303,803	522,429	893,079
Non-PEO NEO [Member] | Value of New Unvested Awards as of 1231 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	412,370	794,315	1,356,373
Non-PEO NEO [Member] | Annual Change in Value of Prior Years Awards that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(867,564)	2,044,588	242,102
Non-PEO NEO [Member] | Value of New Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Value of Prior Years Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(439,683)	1,444,308	98,747
Non-PEO NEO [Member] | Value of Forfeited Prior Years Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends on Unvested Awards Accrued Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 46,425	$ 40,916	$ 38,688